Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 20,496
Depreciation of property and equipment	7,339	$ 6,634
Property, plant and equipment at end of period	17,102	20,496
Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,955
Property, plant and equipment at end of period	1,738	1,955
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	515
Property, plant and equipment at end of period	332	515
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,893
Property, plant and equipment at end of period	4,710	4,893
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	13,133
Property, plant and equipment at end of period	10,322	13,133
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	37,912	31,224
Additions	3,945	7,639
Disposals	(4,027)	(951)
Property, plant and equipment at end of period	37,830	37,912
Cost | Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,656	2,552
Additions	392	1,126
Disposals	(297)	(22)
Property, plant and equipment at end of period	3,751	3,656
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,670	1,400
Additions	31	282
Disposals	(559)	(12)
Property, plant and equipment at end of period	1,142	1,670
Cost | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	12,096	9,754
Additions	3,151	3,257
Disposals	(2,648)	(915)
Property, plant and equipment at end of period	12,599	12,096
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	20,490	17,518
Additions	371	2,974
Disposals	(523)	(2)
Property, plant and equipment at end of period	20,338	20,490
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(17,416)	(11,733)
Depreciation of property and equipment	7,339	6,634
Disposals	4,027	951
Property, plant and equipment at end of period	(20,728)	(17,416)
Accumulated depreciation | Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,701)	(1,191)
Depreciation of property and equipment	609	532
Disposals	297	22
Property, plant and equipment at end of period	(2,013)	(1,701)
Accumulated depreciation | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,155)	(917)
Depreciation of property and equipment	214	250
Disposals	559	12
Property, plant and equipment at end of period	(810)	(1,155)
Accumulated depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7,203)	(5,204)
Depreciation of property and equipment	3,334	2,914
Disposals	2,648	915
Property, plant and equipment at end of period	(7,889)	(7,203)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7,357)	(4,421)
Depreciation of property and equipment	3,182	2,938
Disposals	523	2
Property, plant and equipment at end of period	$ (10,016)	$ (7,357)